Business Combinations - Weighted-Average Amortization Period in Total and by Major Definite-Lived Intangible Asset Class and Acquisition (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Glad to Have You Inc [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, weighted-average amortization period	6 years 6 months
Glad to Have You Inc [Member] | Trade names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, weighted-average amortization period	10 years
Glad to Have You Inc [Member] | Non-competition agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, weighted-average amortization period	3 years
Glad to Have You Inc [Member] | Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, weighted-average amortization period	8 years
Glad to Have You Inc [Member] | Developed technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, weighted-average amortization period	5 years
Stayz [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, weighted-average amortization period		9 years 9 months 18 days
Stayz [Member] | Trade names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, weighted-average amortization period		10 years
Stayz [Member] | Non-competition agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, weighted-average amortization period		3 years
Stayz [Member] | Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, weighted-average amortization period		11 years
Stayz [Member] | Developed technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, weighted-average amortization period		2 years
Bookabach [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, weighted-average amortization period		7 years 9 months 18 days
Bookabach [Member] | Trade names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, weighted-average amortization period		10 years
Bookabach [Member] | Non-competition agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, weighted-average amortization period		3 years
Bookabach [Member] | Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, weighted-average amortization period		11 years
Bookabach [Member] | Developed technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, weighted-average amortization period		1 year 9 months 18 days
Travelmob [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, weighted-average amortization period		8 years 8 months 12 days
Travelmob [Member] | Trade names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, weighted-average amortization period		10 years
Travelmob [Member] | Non-competition agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, weighted-average amortization period		3 years
Travelmob [Member] | Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, weighted-average amortization period		13 years
Travelmob [Member] | Developed technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, weighted-average amortization period		7 years
Toprural [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, weighted-average amortization period			7 years 4 months 24 days
Toprural [Member] | Trade names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, weighted-average amortization period			10 years
Toprural [Member] | Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, weighted-average amortization period			8 years
Toprural [Member] | Developed technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, weighted-average amortization period			4 years